Expense Example - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Capital Development Fund - Class A
Expense Example:
1 year	$ 657
3 years	831
5 years	1,019
10 years	1,564
Fidelity Advisor Capital Development Fund - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,833
Fidelity Advisor Capital Development Fund - Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Capital Development Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894